UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2000


Check here if Amendment [_]; Amendment Number: _________________
     This Amendment (Check only one.):  [_]   is a restatement.
                                        [_]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     RT Capital Management, LLC
Address:  153 East 53rd Street, 48th Floor
          New York, New York  10022


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark McCall
Title:   Chief Financial Officer
Phone:   (212) 508-7050

Signature, Place, and Date of Signing:

/s/ Mark McCall                       New York, New York      February 14, 2001
-------------------------             ------------------      -----------------
       [Signature]                     [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
                                                   -----------
Form 13F Information Table Entry Total:                     14
                                                   -----------
Form 13F Information Table Value Total:            $132,999.42
                                                   -----------
                                                   (thousands)


List of Other Included Managers:

None

       Form 13F INFORMATION TABLE - RT Capital Management, LLC (12/31/00)

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              COLUMN 1       COLUMN 2        COLUMN 3    COLUMN 4          COLUMN 5            COLUMN 6    COLUMN 7     COLUMN 8

                                                                                                                         VOTING
                                                                        SHRS OR PRN SH/  PUT/  INVESTMENT  OTHER       AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP       VALUE (X1000)  AMOUNT      PRN  CALL  DISCRETION  MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Applied Micro Circuits Corp. Common          03822W109        31,520      420,000   SH
Cisco Sys Inc.               Common          17275R102         2,678       70,000   SH
Comverse Technology Inc.     Com Par $0.10   205862402         7,604       70,000   SH
I2 Technologies Inc.         Common          465754109         8,700      160,000   SH
JDS Uniphase Corp.           Common          46612J101        11,256      270,000   SH
Mercury Interactive Corp.    Common          589405109        23,465      260,000   SH
Newport Corp.                Common          651824104        16,036      204,000   SH
PMC-Sierra Inc.              Common          69344F106        14,939      190,000   SH
Opus360 Corp.                Common          68400F109             8       25,000   SH
Panja Inc.                   Common          698493103           787      172,500   SH
Siebel Sys Inc.              Common          826170102        10,144      150,000   SH
Mercury Interactive Corp     SB NT CV144A    0589405AA7         2,61    2,500,000   PRN
Mercury Interactive Corp     SB NT CV 4.75   589405AB5         3,143    3,000,000   PRN
Opus360Corp.                 Common          68400F109        100.42      321,344   SH